UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        February 12, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:      66,946 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           INV.  OTHER  VOTING
                            E OF             X1000                      DISC. MGR    AUTH
                            CLAS
                            S
                                                                                         SOLE
ADVANCED ANALOGIC           COM    00752J10  1442       127,867   SH    SOLE          127,867
TECHNOLOGIES                       8
ADVANCED MICRO DEVICES INC  COM    00790310  1688       225,000   SH    SOLE          225,000
                                   7
ANADIGICS INC               COM    32515108  480        41,500    SH    SOLE          41,500
APPLIED MICRO CIRCUITS CORP COM    03822W10  546        62,499    SH    SOLE          62,499
                                   9
BOOKHAM INC                 COM    9856E105  529        222,183   SH    SOLE          222,183
BORLAND SOFTWARE CORP       COM    99849101  2497       829,600   SH    SOLE          829,600
BROADCOM CORPORATION        COM    11132010  1961       75,000    SH    SOLE          75,000
                                   7
IONA TECHNOLOGIES PLC ADR   COM    46206P10  911        279,512   SH    SOLE          279,512
                                   9
KEMET CORP                  COM    48836010  1840       277,547   SH    SOLE          277,547
                                   8
LATTICE SEMICONDUCTOR CORP  COM    51841510  1200       369,132   SH    SOLE          369,132
                                   4
MARVELL TECHNOLOGY GROUP    COM    G5876H10  1398       100,000   SH    SOLE          100,000
LTD                                5
MEMSIC INC                  COM    58626410  1520       150,000   SH    SOLE          150,000
                                   3
MAXIM INTEGRATED PRODS INC  COM    57772K10  2118       80,000    SH    SOLE          80,000
CO                                 1
MICRON TECHNOLOGY INC       COM    59511210  2538       350,000   SH    SOLE          350,000
                                   3
MICROSOFT CORP COM STK      COM    59491810  890        25,000    SH    SOLE          25,000
                                   4
MOTOROLA INC                COM    62007610  5133       320,000   SH    SOLE          320,000
                                   9
NUANCE COMMUNICATIONS INC   COM    67020Y10  3736       200,000   SH    SOLE          200,000
                                   0
ORACLE CORPORATION          COM    68389X10  1016       45,000    SH    SOLE          45,000
                                   5
PMC-SIERRA INC              COM    69344F10  4088       625,000   SH    SOLE          625,000
                                   6
POWERSHARES QQQ TRUST       COM    73935A10  22025      430,000   SH    SOLE          430,000
SERIES 1                           4
POWERWAVE TECHNOLOGIES INC  COM    73936310  2418       600,000   SH    SOLE          600,000
                                   9
SKYWORKS SOLUTIONS INC      COM    83088M10  2125       250,000   SH    SOLE          250,000
                                   2
TAIWAN SEMICONDUCTOR        COM    87403910  2988       300,000   SH    SOLE          300,000
MANUFACT                           0
WIND RIVER SYSTEMS INC      COM    97314910  1859       208,200   SH    SOLE          208,200
                                   7


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